Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncement, Issued but Not Yet Adopted
Accounting pronouncements that have been issued but not yet adopted

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and ASU 2021-01 Reference Rate Reform (Topic 848)	The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.	January 1, 2022	Under evaluation
ASU 2020-06 Debt - Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity's Own Equity (Topic 815)	The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.	January 1, 2022	Under evaluation
ASU 2021-04 Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation - Stock Compensation (Topic 718) and Derivatives and Hedging - Contracts in Entity's Own Equity (Subtopic 815-40)	The amendments clarify the issuer's recognition and measurement considerations resulting from exchanges or modifications to freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payments, it results in an adjustment to EPS/net income (loss). Holder's accounting is not affected by these amendments.	January 1, 2022	Under evaluation